Cash and cash equivalents (Tables)	6 Months Ended
Jun. 30, 2025
Cash and cash equivalents [abstract]
Summary of Cash and Cash Equivalents

	June 30, 2025	December 31, 2024
Short-term deposits	—	40,000
Cash at bank and on hand	67,931	58,923
Total	67,931	98,923